Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Share Subscriptions Received	Deficit	Total
Beginning Balance share at Dec. 31, 2015	1,661,150	0
Beginning Balance Amount at Dec. 31, 2015			$ 3,358,848	$ 25,998	$ (4,328,627)	$ (943,781)
Shares Issued for Services, Shares	250,000
Shares Issued for Services, Amount			15,000			15,000
Shares issued Conversion Convertible Promissory Notes, Amount						0
Shares Issued to Settle Debts, Shares	41,000,000
Shares Issued to Settle Debts, Amount			276,983			276,983
Shares Held in Escrow and Returned to Treasury, Shares	(1,500)
Shares Held in Escrow and Returned to Treasury, Amount			(5,374)			(5,374)
Shares Subscriptions Received, Net of Issuance Costs				308,977		308,977
Net Comprehensive Loss					(172,969)	(172,969)
Ending Balance, Shares at Dec. 31, 2016	42,909,650	0
Ending Balance, Amount at Dec. 31, 2016			3,645,457	334,975	(4,501,596)	(521,164)
Shares Issued, shares	2,500,000
Shares Issued, amount			334,975	(334,975)
Shares Issued for Cash, Shares		100,000
Shares Issued for Cash, Amount			100			100
Shares Issued for Services, Shares	250,000
Shares Issued for Services, Amount			21,896			21,896
Shares issued Conversion Convertible Promissory Notes, Amount						0
Shares Issued to Settle Debts, Shares	4,000,000
Shares Issued to Settle Debts, Amount			103,779			103,779
Shares Held in Trust	1,500
Net Comprehensive Loss					(674,520)	(674,520)
Ending Balance, Shares at Dec. 31, 2017	49,661,150	100,000
Ending Balance, Amount at Dec. 31, 2017			4,106,207	0	(5,176,116)	(1,069,909)
Shares Issued for Services, Shares	600,000
Shares Issued for Services, Amount			7,373			7,373
Shares issued Conversion Convertible Promissory Notes, Shares	176,150,754
Shares issued Conversion Convertible Promissory Notes, Amount			1,934,419			1,934,419
Net Comprehensive Loss					(1,122,820)	(1,122,820)
Ending Balance, Shares at Dec. 31, 2018	226,411,904	100,000
Ending Balance, Amount at Dec. 31, 2018			$ 6,047,999	$ 0	$ (6,298,936)	$ (250,937)